DRY DOCK	12 Months Ended
Dec. 31, 2012
DRY DOCK [Abstract]
DRY DOCK
3.	DRY DOCK

The capitalized amounts in dry dock at December 31, 2012 and 2011 were as follows:

	At December 31,
	2012	2011

Original book value	$23,699	$19,786
Accumulated amortization	(19,461)	(14,698)
Net book value	$4,238	$5,088

For the three years ended December 31, 2012 amortization expense was $4,763, $4,078 and $4,186, respectively.